Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
LEASE LIABILITIES
Schedule of lease liabilities

	12-31-2020		12-31-2019
Lease liability	Current	Non-Current	Current	Non-Current
Lease liability	7,007,711	44,857,807	5,842,015	47,565,674
Total	7,007,711	44,857,807	5,842,015	47,565,674

Schedule of individualization of lease liabilities

									December 31, 2020									December 31, 2019
									Current			Non-Current ThCh$
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Company	Country	Currency	Effective Interest Rate	Maturity	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current
91.081.000-6	Enel Generación Chile S.A.	Chile	76.555.400-4	Transelec S.A	Chile	US$	6,50%	Monthly	613,801	1,900,462	2,514,263	2,677,690	5,044,096	—	—	—	7,721,786	606,973	1,879,324	2,486,297	2,647,907	2,820,020	5,312,211	—	—	10,780,138
91.081.000-6	Enel Generación Chile S.A.	Chile	10.579.624-2	Marcelo Alberto Amar Basulto	Chile	UF	2,06%	Monthly	4,631	13,872	18,503	18,828	19,215	19,610	20,014	193,632	271,299	4,067	13,237	17,304	17,966	18,335	18,713	19,097	208,057	282,168
91.081.000-6	Enel Generación Chile S.A.	Chile	91.004.000-6	Productos Fernandez S.A.	Chile	UF	2,09%	Monthly	13,012	26,063	39,075	35,386	36,127	36,882	37,654	384,022	530,071	12,399	24,861	37,260	33,755	34,460	35,182	35,917	410,646	549,960
91.081.000-6	Enel Generación Chile S.A.	Chile	61.216.000-7	Empresa de Ferrocarriles del Estado	Chile	UF	1,07%	Biannual	1,163	578	1,741	—	—	—	—	—	—	1,104	557	1,661	1,123	—	—	—	—	1,123
91.081.000-6	Enel Generación Chile S.A.	Chile	78.392.580-K	Agricola el Bagual LTDA.	Chile	UF	1,91%	Annual	1,205	—	1,205	588	597	—	—	—	1,185	1,152	—	1,152	564	573	581	—	—	1,718
91.081.000-6	Enel Generación Chile S.A.	Chile	99.527.200-8	Rentaequipos Tramaca S.A.	Chile	UF	0,83%	Monthly	144,460	—	144,460	—	—	—	—	—	—	144,436	—	144,436	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	96.565.580-8	Compañía de Leasing Tattersall S A.	Chile	UF	0,83%	Monthly	9,546	—	9,546	—	—	—	—	—	—	6,607	—	6,607	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	8.992.234-8	Roberto Guzman Borquez	Chile	CLP	1,37%	Monthly	367	1,099	1,466	1,483	1,377	—	—	—	2,860	—	—	—	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	19.048.130-1	Yaritza Alexandra Bernal	Chile	UF	1,37%	Monthly	379	1,140	1,519	1,538	1,431	—	—	—	2,969	—	—	—	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	71.024.400-6	Corporación Comunidades V.	Chile	CLP	1,07%	Monthly	1,034	3,005	4,039	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.643.660-3	INMOBILIARIA EL ROBLE S.A.	Chile	UF	1,41%	Monthly	19,023	38,171	57,194	—	—	—	—	—	—	12,589	41,263	53,852	48,574	—	—	—	—	48,574
96.800.570-7	Enel Distribución Chile S.A.	Chile	2.859.481-K	NURIA FERRER PARES	Chile	UF	1,20%	Monthly	—	—	—	—	—	—	—	—	—	4,244	7,621	11,865	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	2.478.836-9	JUANA FERRER PARES	Chile	UF	1,20%	Monthly	—	—	—	—	—	—	—	—	—	4,244	7,621	11,865	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	3.800.735-1	CARMEN ELVIRA ECHAVARRY DE LA SIERRA	Chile	UF	1,20%	Monthly	—	—	—	—	—	—	—	—	—	4,244	7,621	11,865	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	5.742.701-9	JORGE FERRER PARES	Chile	UF	1,20%	Monthly	—	—	—	—	—	—	—	—	—	4,244	7,621	11,865	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	5.120.460-3	CARMEN FERRER PARES	Chile	UF	1,20%	Monthly	—	—	—	—	—	—	—	—	—	4,244	7,621	11,865	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	70.015.730-K	MUTUAL DE SEGUROS DE CHILE	Chile	UF	1,91%	Monthly	21,619	47,378	68,997	64,225	65,453	66,704	67,977	57,639	321,998	13,990	45,274	59,264	61,373	62,545	63,741	64,959	111,258	363,876
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.596.523-3	CAPITAL INVESTI	Chile	UF	1,91%	Monthly	17,765	38,732	56,497	52,505	53,508	54,530	55,571	47,121	263,235	11,479	37,011	48,490	50,173	51,131	52,108	53,104	90,955	297,471
96.800.570-7	Enel Distribución Chile S.A.	Chile	77.651.230-3	INVERSIONES TAPIHUE LTDA	Chile	UF	1,20%	Monthly	—	—	—	—	—	—	—	—	—	10,501	—	10,501	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.253.641-2	BCYCLE LATAM S.P.A	Chile	CLP	6,24%	Annual	60,000	—	60,000	16,679	17,719	18,825	—	—	53,223	—	20,000	20,000	15,699	16,679	17,719	18,825	—	68,922
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.203.089-6	RENTAS INMOBILIARIAS AMANECER S.A.	Chile	UF	1,56%	Monthly	4,563	39,724	44,287	17,803	—	—	—	—	17,803	12,239	24,679	36,918	51,480	14,593	—	—	—	66,073
96.800.570-7	Enel Distribución Chile S.A.	Chile	61.219.000-3	EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A	Chile	US$	5,99%	Annual	—	327,074	327,074	111,940	118,640	125,742	133,269	1,249,650	1,739,241	—	350,227	350,227	114,222	120,634	130,857	132,426	1,476,550	1,974,689
96.800.570-7	Enel Distribución Chile S.A.	Chile	85.208.700-5	RENTAEQUIPOS LEASING S.A.	Chile	UF	1,20%	Monthly	—	—	—	—	—	—	—	—	—	774	—	774	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.565.580-8	COMPAÑIA DE LEASING TATTERSALL S A.	Chile	UF	1,41%	Monthly	6,122	3,174	9,296	—	—	—	—	—	—	1,628	5,363	6,991	4,544	—	—	—	—	4,544
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.013.489-9	INVERSIONES DON ISSA LTDA	Chile	UF	1,67%	Monthly	23,746	54,777	78,523	73,305	30,904	—	—	—	104,209	16,118	51,903	68,021	70,215	71,388	24,186	—	—	165,789
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.164.095-K	INMOBILARIA MIXTO RENTA SpA	Chile	UF	1,07%	Monthly	—	—	—	—	—	—	—	—	—	16,530	—	16,530	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.565.580-8	COMPAÑIA DE LEASING TATTERSALL S A.	Chile	UF	1,41%	Monthly	2,735	—	2,735	—	—	—	—	—	—	278	3,392	3,670	652	—	—	—	—	652
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.565.580-8	COMPAÑIA DE LEASING TATTERSALL S A.	Chile	UF	1,41%	Monthly	3,734	1,864	5,598	—	—	—	—	—	—	988	3,231	4,219	2,736	—	—	—	—	2,736
96.800.570-7	Enel Distribución Chile S.A.	Chile	99.530.420-1	INMOBILIARIA NIALEM SA	Chile	UF	0,40%	Monthly	42,897	128,922	171,819	172,496	173,183	173,873	43,576	—	563,128	—	—	—	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.164.095-K	INMOBILIARIA MIXTO RENTA SPA	Chile	UF	0,10%	Monthly	27,018	81,066	108,084	9,011	—	—	—	—	9,011	—	—	—	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.565.580-8	COMPAÑIA DE LEASING TATTERSALL S A.	Chile	UF	0,10%	Monthly	178,447	267,473	445,920	356,941	29,760	—	—	—	386,701	—	—	—	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.013.489-9	INVERSIONES DON ISSA LTDA	Chile	UF	1,87%	Monthly	17,661	51,992	69,653	70,469	71,799	73,155	30,888	—	246,311	—	—	—	—	—	—	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	—	35,148	35,148	28,589	29,315	30,060	30,824	710,142	828,930	—	36,519	36,519	27,274	27,967	28,677	29,406	723,912	837,236
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	—	25,341	25,341	20,609	21,133	21,670	22,220	511,934	597,566	—	26,329	26,329	19,661	20,161	20,673	21,198	521,858	603,551
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	—	29,576	29,576	24,055	24,666	25,293	25,936	597,533	697,483	—	30,727	30,727	22,949	23,532	24,130	24,743	609,121	704,475
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	—	26,576	26,576	21,613	22,162	22,725	23,303	536,865	626,668	—	27,615	27,615	20,619	21,143	21,680	22,231	547,270	632,943
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	—	3,334	3,334	2,524	2,591	2,659	2,729	86,937	97,440	—	3,738	3,738	2,793	2,864	2,937	3,011	74,129	85,734
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	—	47,443	47,443	43,329	44,481	45,664	46,879	1,249,297	1,429,650	—	47,317	47,317	44,688	45,824	46,988	48,182	1,190,338	1,376,020
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	31,209	—	31,209	19,136	19,622	20,121	20,632	508,573	588,084	31,087	—	31,087	18,256	18,720	19,195	19,683	517,037	592,891
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	28,607	—	28,607	16,343	16,772	17,213	17,665	530,780	598,773	29,105	—	29,105	17,619	18,066	18,525	18,996	467,606	540,812
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	634	—	634	401	412	422	433	9,973	11,641	628	—	628	383	393	403	413	10,169	11,761
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	—	1,982	1,982	716	734	753	772	19,605	22,580	—	1,331	1,331	683	700	718	736	20,591	23,428
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.400.311-K	Fundo Los Buenos Aires SpA	Chile	UF	2,54%	Annual	109,911	—	109,911	70,851	72,651	74,497	76,389	1,408,792	1,703,180	—	111,365	111,365	67,592	69,309	71,070	72,876	1,450,422	1,731,269
76.412.562-2	Enel Green Power Chile S.A.	Chile	3.750.131-K	Federico Rioseco Garcia	Chile	UF	4,94%	Annual	33,580	—	33,580	3,163	3,320	3,484	3,656	98,672	112,295	7,914	—	7,914	2,949	3,095	3,248	3,408	99,995	112,695
76.412.562-2	Enel Green Power Chile S.A.	Chile	3.750.132-8	Juan Rioseco Garcia	Chile	UF	4,94%	Annual	38,089	—	38,089	6,968	7,313	7,674	8,054	188,256	218,265	15,877	—	15,877	6,496	6,817	7,154	7,507	185,500	213,474
76.412.562-2	Enel Green Power Chile S.A.	Chile	3.750.132-8	Juan Rioseco Garcia	Chile	UF	4,94%	Annual	13,834	—	13,834	1,582	1,660	1,742	1,828	49,336	56,148	3,961	—	3,961	1,474	1,547	1,624	1,704	49,994	56,343
76.412.562-2	Enel Green Power Chile S.A.	Chile	4.595.479-K	Adriana Castro Parra	Chile	UF	4,94%	Annual	33,522	—	33,522	13,937	14,626	15,349	16,108	363,230	423,250	31,828	—	31,828	12,991	13,633	14,307	15,015	370,630	426,576
76.412.562-2	Enel Green Power Chile S.A.	Chile	7.256.021-3	Alicia Freire Hermosilla	Chile	UF	4,31%	Annual	97,512	—	97,512	—	—	—	—	—	—	93,160	—	93,160	88,809	—	—	—	—	88,809
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.378.630-5	Agricola Santa Amalia	Chile	UF	4,94%	Annual	22,346	—	22,346	13,937	14,626	15,349	16,108	363,230	423,250	31,828	—	31,828	12,991	13,633	14,307	15,015	370,631	426,577
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.894.990-3	Orafti Chile S.A.	Chile	UF	4,94%	Annual	8,966	—	8,966	6,640	6,968	7,313	7,674	183,027	211,622	15,918	—	15,918	6,190	6,496	6,817	7,154	192,635	219,292
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	4,87%	Annual	250,048	—	250,048	243,730	255,590	268,028	281,070	4,158,235	5,206,653	—	472,736	472,736	227,365	238,428	250,031	262,197	4,335,384	5,313,405
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	4,94%	Annual	13,703	—	13,703	14,008	14,701	15,428	16,190	513,821	574,148	41,389	—	41,389	13,058	13,704	14,381	15,092	520,042	576,277
76.412.562-2	Enel Green Power Chile S.A.	Chile	78.201.750-0	Sociedad Agricola Parant	Chile	UF	4,94%	Annual	19,817	—	19,817	2,297	2,411	2,530	2,655	67,813	77,706	5,605	—	5,605	2,141	2,247	2,359	2,475	66,716	75,938
76.412.562-2	Enel Green Power Chile S.A.	Chile	78.201.750-0	Sociedad Agricola Parant	Chile	UF	4,94%	Annual	46,780	—	46,780	39,840	41,810	43,877	46,046	1,138,013	1,309,586	95,241	—	95,241	37,137	38,973	40,900	42,922	1,156,961	1,316,893
76.412.562-2	Enel Green Power Chile S.A.	Chile	3.750.131-K	Federico Rioseco Garcia	Chile	UF	4,94%	Annual	233,017	—	233,017	3,320	3,484	3,656	3,837	94,835	109,132	7,935	—	7,935	3,095	3,248	3,408	3,577	96,415	109,743
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	70,834	—	70,834	45,685	46,846	48,036	49,256	1,134,814	1,324,637	76,055	—	76,055	43,584	44,691	45,827	46,991	1,156,664	1,337,757
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	—	91,996	91,996	44,907	46,048	47,218	48,418	1,039,441	1,226,032	—	117,630	117,630	42,842	43,930	45,047	46,191	1,066,692	1,244,702
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	71,401	—	71,401	17,423	17,866	18,320	18,785	463,049	535,443	29,696	—	29,696	16,622	17,044	17,477	17,921	439,871	508,935
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	—	43,930	43,930	20,454	20,973	21,506	22,052	508,069	593,054	—	29,189	29,189	19,513	20,009	20,517	21,038	548,843	629,920
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Chile	76.248.317-3	Agricola Alto Talinay	Chile	EUR	4,61%	Annual	374,657	—	374,657	218,600	228,677	239,219	250,247	2,840,625	3,777,368	—	367,982	367,982	201,806	211,109	220,842	231,022	2,951,326	3,816,105
76.321.458-3	Almeyda Solar SPA	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	EUR	5,02%	Annual	—	596,278	596,278	181,888	191,016	200,603	210,671	2,441,450	3,225,628	—	260,072	260,072	167,261	175,655	184,471	193,729	2,532,578	3,253,694
76.321.458-3	Almeyda Solar SPA	Chile	76.259.106-5	Inmobiliaria Terra Australis Tres S.A.	Chile	UF	6,39%	Biannual	32,757	19,025	51,782	39,084	40,507	41,981	43,509	1,177,273	1,342,354	—	46,597	46,597	54,543	55,929	57,350	58,807	1,012,677	1,239,306
76.321.458-3	Almeyda Solar SPA	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	6,39%	Annual	—	99,022	99,022	74,302	76,190	78,126	80,111	1,845,677	2,154,406	—	98,189	98,189	70,885	72,686	74,533	76,427	1,881,835	2,176,366
76.321.458-3	Almeyda Solar SPA	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,23%	Annual	47,369	—	47,369	39,288	40,165	41,061	41,978	224,377	386,869	48,681	—	48,681	37,594	38,433	39,291	40,168	258,481	413,967
76.321.458-3	Almeyda Solar SPA	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,36%	Annual	32,932	—	32,932	23,945	24,511	25,090	25,683	292,688	391,917	32,269	—	32,269	22,884	23,424	23,978	24,545	311,762	406,593
76.321.458-3	Almeyda Solar SPA	Chile	79.938.160-5	Soc. Serv. Com.. Multiservice F.L.	Chile	UF	2,94%	Annual	—	101,743	101,743	36,866	37,949	39,065	40,213	963,970	1,118,063	—	35,334	35,334	35,034	36,064	37,124	38,215	981,212	1,127,649
76.321.458-3	Almeyda Solar SPA	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	—	26,523	26,523	10,430	11,006	11,613	12,254	571,751	617,054	—	34,408	34,408	25,058	25,694	26,347	27,017	621,989	726,105
76.536.353-5	Enel Chile S.A.	Chile	96.565.580-8	COMPAÑIA DE LEASING TATTERSALL S A.	Chile	UF	0,10%	Monthly	2,710	4,065	6,775	5,426	476	—	—	—	5,902	—	—	—	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	78.822.300-5	Inversiones Cardinal S.A	Chile	UF	1,20%	Monthly	—	—	—	—	—	—	—	—	—	9,281	24,801	34,082	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	78.822.300-5	Inversiones Cardinal S.A	Chile	UF	1,20%	Monthly	—	—	—	—	—	—	—	—	—	9,714	19,465	29,179	—	—	—	—	—	—
							Total Leasing		2,829,163	4,178,548	7,007,711	5,036,773	7,067,087	2,026,666	1,903,134	28,824,147	44,857,807	1,512,244	4,329,771	5,842,015	4,515,822	4,565,526	7,061,634	1,783,940	29,638,752	47,565,674

Summary of estimation of undiscounted debt cash flows

						Non-Current						Current			Non-Current
			Maturity		Total Current	Maturity					Total Non-Current	Maturity		Total Current	Maturity					Total Non-Current
Country	Currency	Nominal Interest Rate	One to Three Months	Three to twelve months	as of 12-31-2020	One to two years	Two to Three Years	Three to Four Years	Four to Five Years	More than Five Years	as of 12-31-2020	One to Three Months	Three to twelve months	as of 12-31-2019	One to two years	Two to Three Years	Three to Four Years	Four to Five Years	More than Five Years	as of 12-31-2019
			ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.25%	805,609	2,544,526	3,350,135	3,343,654	5,400,991	227,6 22	219,295	1,598,935	10,790,497	859,011	2,802,479	3,661,490	3,570,048	3,554,711	5,731,772	258,317	2,063,704	15,178,552
Chile	EUR	4.82%	427,451	-	427,451	582,405	563,152	543,900	524,648	2,334,458	4,548,563	80,971	240,372	321,343	499,678	485,713	471,749	457,785	2,453,454	4,368,379
Chile	UF	2.74%	2,058,130	2,175,978	4,234,108	3,289,984	2,954,856	2,808,037	2,598,818	30,660,789	42,312,484	821,084	2,293,383	3,114,467	2,895,029	2,523,717	2,462,599	2,412,029	30,885,469	41,178,843
Chile	Ch$	2.89%	24,156	-	24,156	20,234	19,173	18,112	-	-	57,519	1,180	23,113	24,293	17,847	16,967	16,087	15,207	-	66,108
Totals			3,315,346	4,720,504	8,035,850	7,236,277	8,938,172	3,597,671	3,342,761	34,594,182	57,709,063	1,762,246	5,359,347	7,121,593	6,982,602	6,581,108	8,682,207	3,143,338	35,402,627	60,791,882